Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Adjustments Resulting From Foreign Currency Translations
Amounts charged or credited to the Consolidated Statement of Operations for the years ended December 31, 2017, December 31, 2016 and December 31, 2015 were as follows:

	Year ended December 31, (in thousands)
	2017	2016	2015
Amounts charged/(credited)	$7,760	$2,094	$(3,608)

Estimated Useful Lives of Assets
Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Computer equipment and software	2-8
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5

Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2017	2016	2015
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	54,129,439	55,248,900	58,746,935
Effect of dilutive share options outstanding	719,607	1,158,236	1,543,098
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,849,046	56,407,136	60,290,033